Condensed Consolidated Statements of Changes In Equity - USD ($)		Common Stock Class A Common Stock		Common Stock Class B Common Stock		Subscription Receivable	Additional Paid-in Capital	Retained Earnings	Total
Balance at Dec. 31, 2022		$ 763	[1]	$ 1,237	[1]	$ (2,000)	$ 689,544	$ 20,039	$ 709,583
Balance (in Shares) at Dec. 31, 2022	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			1,515,579	1,515,579
Capital contribution			[1]		[1]		80,000		80,000
Balance at Dec. 31, 2023		$ 763	[1]	$ 1,237	[1]	(2,000)	769,544	1,535,618	2,305,162
Balance (in Shares) at Dec. 31, 2023	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			312,466	312,466
Balance at Mar. 31, 2024		$ 763	[1]	$ 1,237	[1]	(2,000)	769,544	1,848,084	2,617,628
Balance (in Shares) at Mar. 31, 2024	[1]	7,634,560		12,365,440
Balance at Dec. 31, 2023		$ 763	[1]	$ 1,237	[1]	(2,000)	769,544	1,535,618	2,305,162
Balance (in Shares) at Dec. 31, 2023	[1]	7,634,560		12,365,440
Net income (loss)									1,048,355
Balance at Sep. 30, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,583,973	3,165,517
Balance (in Shares) at Sep. 30, 2024	[1]	7,634,560		12,365,440
Balance at Dec. 31, 2023		$ 763	[1]	$ 1,237	[1]	(2,000)	769,544	1,535,618	2,305,162
Balance (in Shares) at Dec. 31, 2023	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			861,970	861,970
Acquisition of subsidiary			[1]		[1]		(190,000)		(190,000)
Capital contribution			[1]		[1]	2,000			2,000
Balance at Dec. 31, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,397,588	2,979,132
Balance (in Shares) at Dec. 31, 2024	[1]	7,634,560		12,365,440
Balance at Mar. 31, 2024		$ 763	[1]	$ 1,237	[1]	(2,000)	769,544	1,848,084	2,617,628
Balance (in Shares) at Mar. 31, 2024	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			431,418	431,418
Acquisition of subsidiary			[1]		[1]		(190,000)		(190,000)
Capital contribution			[1]		[1]	2,000			2,000
Balance at Jun. 30, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,279,502	2,861,046
Balance (in Shares) at Jun. 30, 2024	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			304,471	304,471
Balance at Sep. 30, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,583,973	3,165,517
Balance (in Shares) at Sep. 30, 2024	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			(186,385)	(186,385)
Balance at Dec. 31, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,397,588	2,979,132
Balance (in Shares) at Dec. 31, 2024	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			789,054	789,054
Balance at Mar. 31, 2025		$ 763	[1]	$ 1,237	[1]		579,544	3,186,642	3,768,186
Balance (in Shares) at Mar. 31, 2025	[1]	7,634,560		12,365,440
Balance at Dec. 31, 2024		$ 763	[1]	$ 1,237	[1]		579,544	2,397,588	2,979,132
Balance (in Shares) at Dec. 31, 2024	[1]	7,634,560		12,365,440
Net income (loss)									590,354
Balance at Sep. 30, 2025		$ 763	[1]	$ 1,237	[1]		579,544	2,987,942	3,569,486
Balance (in Shares) at Sep. 30, 2025	[1]	7,634,560		12,365,440
Balance at Mar. 31, 2025		$ 763	[1]	$ 1,237	[1]		579,544	3,186,642	3,768,186
Balance (in Shares) at Mar. 31, 2025	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			621,223	621,223
Balance at Jun. 30, 2025		$ 763	[1]	$ 1,237	[1]		579,544	3,807,865	4,389,409
Balance (in Shares) at Jun. 30, 2025	[1]	7,634,560		12,365,440
Net income (loss)			[1]		[1]			(819,923)	(819,923)
Balance at Sep. 30, 2025		$ 763	[1]	$ 1,237	[1]		$ 579,544	$ 2,987,942	$ 3,569,486
Balance (in Shares) at Sep. 30, 2025	[1]	7,634,560		12,365,440

[1]	The shares data is presented on a retroactive basis to reflect the reorganization (Note 1).